Significant Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Significant Acquisitions [Abstract]
Schedule of Fair Value of Assets and Liabilities Acquired
Purchase Price
Cash consideration to sellers	$ 127,390
Fair Value of Assets and Liabilities Acquired
Inventories	$ 97,390
Lease agreement	$ 1,915
Total fair value of assets and liabilities acquired	$ 99,305
Goodwill	$ 28,085

Purchase Accounting Adjustments
Total revenues $29,347
Net income $ 468